Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net revenue	$ 889	$ 501	$ 2,581	$ 1,879	$ 2,538	$ 4,320
Operating expenses:
Cost of revenue	599	577	1,856	2,016	2,472	3,366
Research and development	226	253	867	546	1,002	347
Selling and marketing	373	796	1,438	1,804	2,559	717
General and administrative	1,507	2,003	5,455	5,743	7,692	6,857
Gain on legal settlement						(100)
Total operating expenses	2,705	3,629	9,616	10,109	13,725	11,187
Loss from operations	(1,816)	(3,128)	(7,035)	(8,230)	(11,187)	(6,867)
Interest expense	(23)	(24)	(69)	(118)	(141)	(1,023)
Net loss	$ (1,839)	$ (3,152)	$ (7,104)	$ (8,348)	$ (11,328)	$ (7,890)
Net loss per common share, basic and diluted	$ (2.55)	$ (5.85)	$ (9.90)	$ (17.25)	$ (21.00)	$ (52.50)
Weighted-average number of shares outstanding, basic and diluted	719,189	541,675	716,957	482,308	539,460	150,390
Predecessor [Member]
Operating expenses:
Net loss						$ (1,250)
Successor [Member]
Operating expenses:
Net loss					$ (11,328)	$ (6,640)